Financial Risk (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Derivative financial instruments - assets	$ 27,778	$ 11,157
Derivative financial instruments - liabilities	(9,211)	(14,675)
Derivatives [member]
Disclosure of financial assets [line items]
Notional value	783,017	965,673
Derivative financial instruments - assets	27,778	11,157
Derivative financial instruments - liabilities	(9,211)	(14,675)
Interest rate swaps
Disclosure of financial assets [line items]
Notional value	145,667	521,333
Derivative financial instruments - assets	1,831	407
Derivative financial instruments - liabilities	(1,774)	(1,903)
Cross currency swaps
Disclosure of financial assets [line items]
Notional value	565,997	369,869
Derivative financial instruments - assets	25,947	10,125
Derivative financial instruments - liabilities	(3,848)	(10,197)
Foreign exchange forwards
Disclosure of financial assets [line items]
Notional value	71,353	74,471
Derivative financial instruments - assets	0	625
Derivative financial instruments - liabilities	$ (3,589)	$ (2,575)
Guarantees and other financial credit enhancements
Disclosure of financial assets [line items]
Coverage ratio on loan portfolio	12.00%	12.00%